Fair value of financial instruments	6 Months Ended
Jun. 30, 2018
Fair value of financial instruments
Fair value of financial instruments

11. Fair value of financial instruments

This section should be read in conjunction with Note 18, Fair value of financial instruments of the Barclays PLC Annual Report 2017 and Note 1, Basis of preparation on pages XX to XX, which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.

Valuation

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.18	£m	£m	£m	£m
Trading portfolio assets	55,851	56,844	3,841	116,536
Financial assets at fair value through the income statement	5,497	133,106	7,827	146,430
Derivative financial instruments	4,374	219,058	5,066	228,498
Financial assets at fair value through other comprehensive income	26,091	33,893	105	60,089
Investment property	-	-	11	11
Total assets	91,813	442,901	16,850	551,564

Trading portfolio liabilities	(26,450)	(20,917)	-	(47,367)
Financial liabilities designated at fair value	-	(211,053)	(337)	(211,390)
Derivative financial instruments	(3,863)	(215,772)	(5,293)	(224,928)
Total liabilities	(30,313)	(447,742)	(5,630)	(483,685)

As at 31.12.17
Trading portfolio assets	63,925	47,858	1,977	113,760
Financial assets at fair value through the income statement	4,347	104,187	7,747	116,281
Derivative financial assets	3,786	228,549	5,334	237,669
Available for sale investments	22,841	30,571	395	53,807
Investment property	-	-	116	116
Assets included in disposal groups classified as held for sale	-	-	29	29
Total assets	94,899	411,165	15,598	521,662

Trading portfolio liabilities	(20,905)	(16,442)	(4)	(37,351)
Financial liabilities designated at fair value	-	(173,238)	(480)	(173,718)
Derivative financial liabilities	(3,631)	(229,517)	(5,197)	(238,345)
Total liabilities	(24,536)	(419,197)	(5,681)	(449,414)

.

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and product type:

	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)
As at 30.06.18	£m	£m	£m	£m	£m	£m
Interest rate derivatives	-	125,423	2,362	-	(119,168)	(2,747)
Foreign exchange derivatives	-	71,851	126	-	(70,400)	(146)
Credit derivatives	-	9,532	1,151	-	(9,332)	(226)
Equity derivatives	4,374	10,494	1,425	(3,863)	(15,138)	(2,172)
Commodity derivatives	-	1,758	2	-	(1,734)	(2)
Government and government sponsored debt	46,548	58,559	25	(11,124)	(15,792)	-
Corporate debt	-	14,075	881	-	(5,680)	-
Certificates of deposit, commercial paper and other money market instruments	-	12,933	-	-	(32,709)	(48)
Reverse repurchase and repurchase agreements	-	118,077	-	-	(136,312)	-
Non-asset backed loans	-	10,014	7,740	-	-	-
Asset backed securities	-	2,158	592	-	(216)	-
Issued debt	-	-	-	-	(40,993)	(289)
Equity cash products	40,882	7,115	139	(15,326)	(110)	-
Private equity investments	9	-	1,088	-	-	-
Assets and liabilities held for sale	-	-	-	-	-	-
Other[1]	-	912	1,319	-	(158)	-
Total	91,813	442,901	16,850	(30,313)	(447,742)	(5,630)

As at 31.12.17
Interest rate derivatives	-	150,325	2,718	-	(143,890)	(2,867)
Foreign exchange derivatives	-	54,783	160	-	(53,346)	(124)
Credit derivatives	-	11,163	1,386	-	(11,312)	(240)
Equity derivatives	3,786	9,848	1,064	(3,631)	(18,527)	(1,961)
Commodity derivatives	-	2,430	6	-	(2,442)	(5)
Government and government sponsored debt	34,783	49,853	49	(13,079)	(13,116)	-
Corporate debt	-	15,098	871	-	(3,580)	(4)
Certificates of deposit, commercial paper and other money market instruments	-	1,491	-	-	(7,377)	(250)
Reverse repurchase and repurchase agreements	-	100,038	-	-	(126,691)	-
Non-asset backed loans	-	5,710	6,657	-	-	-
Asset backed securities	-	1,837	626	-	(221)	-
Issued debt	-	-	-	-	(38,176)	(214)
Equity cash products	56,322	7,690	112	(7,826)	(388)	-
Private equity investments	8	1	817	-	-	(16)
Assets and liabilities held for sale	-	-	29	-	-	-
Other[1]	-	898	1,103	-	(131)	-
Total	94,899	411,165	15,598	(24,536)	(419,197)	(5,681)

Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.

Assets and liabilities reclassified between Level 1 and Level 2

During the period, there were no material transfers between Level 1 and Level 2 (period ended December 2017: £3,807m government bonds assets and £1,023m/£(950)m of commodity derivative assets and liabilities transferred from Level 1 to Level 2).

Level 3 movement analysis

The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Assets and liabilities included in disposal groups classified as held for sale are not included as these are measured at fair value on a non-recurring basis.

Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
	As at 01.01.18[1]	Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in other comprehensive income	Transfers		As at 30.06.18
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	49	11	-	-	-	-	-	-	-	(35)	25
Corporate debt	871	35	(17)	-	(23)	6	-	-	15	(6)	881
Non-asset backed loans	166	2,239	(239)	-	-	2	-	-	11	(6)	2,173
Asset backed securities	627	100	(99)	-	-	(11)	-	-	5	(30)	592
Equity cash products	68	-	(7)	-	-	35	-	-	75	(52)	119
Other	196	4	(4)	-	(10)	(21)	-	-	24	(138)	51
Trading portfolio assets	1,977	2,389	(366)	-	(33)	11	-	-	130	(267)	3,841

Non-asset backed loans	6,073	16	-	-	(510)	(8)	-	-	-	(4)	5,567
Equity cash products	8	11	-	-	-	-	-	-	-	-	19
Private equity investments	688	295	(37)	-	-	-	53	-	-	(14)	985
Other	750	2,359	(1,967)	-	-	4	110	-	-	-	1,256
Financial assets at fair value through the income statement	7,519	2,681	(2,004)	-	(510)	(4)	163	-	-	(18)	7,827

Equity cash products	36	-	(17)	-	-	-	-	-	-	(18)	1
Private equity investments	129	-	(12)	-	-	-	-	-	-	(14)	103
Other	40	-	(39)	-	-	-	-	-	-	-	1
Financial assets at fair value through other comprehensive income	205	-	(68)	-	-	-	-	-	-	(32)	105

Investment property	116	-	(104)	-	(5)	-	4	-	-	-	11

Trading portfolio liabilities	(4)	-	2	-	-	-	-	-	2	-	-

Certificates of deposit, commercial paper and other money market instruments	(250)	-	202	-	-	-	-	-	-	-	(48)
Issued debt	(214)	-	-	(4)	4	19	-	-	(219)	125	(289)
Other	(16)	-	16	-	2	-	(2)	-	-	-	-
Financial liabilities designated at fair value	(480)	-	218	(4)	6	19	(2)	-	(219)	125	(337)

Interest rate derivatives	(150)	-	-	-	96	(46)	-	-	(343)	58	(385)
Foreign exchange derivatives	37	-	-	-	(17)	(30)	-	-	8	(18)	(20)
Credit derivatives	1,146	2	3	-	(15)	(210)	-	-	1	(2)	925
Equity derivatives	(896)	22	(431)	-	221	129	-	-	33	175	(747)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[2]	137	24	(428)	-	285	(157)	-	-	(301)	213	(227)

Assets and liabilities held for sale	-	-	-	-	-	-	-	-	-	-	-
Total	9,470	5,094	(2,750)	(4)	(257)	(131)	165	-	(388)	21	11,220

Net liabilities held for sale measured at fair value on non-recurring basis
Total	9,470	5,094	(2,750)	(4)	(257)	(131)	165	-	(388)	21	11,220

  Balances as at 01.01.18 include the IFRS 9 transition impact. Balances as at 31.12.17 have been presented on an IAS 39 basis.
  Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,066m and derivative financial liabilities were £5,293m.

Level 3 movement analysis
	As at 01.01.17	Purchases	Sales	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in other comprehensive income	Transfers		As at 30.06.17
					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	3	37	-	-	-	-	-	-	-	40
Corporate debt	969	56	(71)	(2)	14	-	-	27	(30)	963
Non-asset backed loans	151	369	(87)	(21)	(2)	-	-	-	(7)	403
Asset backed securities	515	46	(69)	(9)	3	-	-	-	-	486
Equity cash products	77	32	(7)	-	(13)	-	-	2	-	91
Other	350	2	(40)	(24)	(7)	-	-	11	(30)	262
Trading portfolio assets	2,065	542	(274)	(56)	(5)	-	-	40	(67)	2,245

Non-asset backed loans	8,616	-	-	(1,706)	79	-	-	-	-	6,989
Private equity investments	562	31	(106)	-	(3)	36	-	28	(58)	490
Other	769	2,013	(1,265)	(59)	24	100	-	-	-	1,582
Financial assets at fair value through the income statement	9,947	2,044	(1,371)	(1,765)	100	136	-	28	(58)	9,061

Equity cash products	73	-	-	-	-	2	1	6	(42)	40
Private equity investments	294	-	(45)	-	-	(2)	23	34	-	304
Other	5	-	(1)	(1)	-	-	1	-	-	4
Available for sale investments	372	-	(46)	(1)	-	-	25	40	(42)	348

Investment property	81	62	-	-	-	(2)	-	-	-	141

Trading portfolio liabilities	(7)	-	(4)	1	-	-	-	-	-	(10)

Certificates of deposit, commercial paper and other money market instruments	(319)	-	-	-	-	1	-	(31)	92	(257)
Issued debt	(298)	-	-	71	-	-	-	-	-	(227)
Other	(223)	-	-	27	-	(3)	-	-	-	(199)
Financial liabilities designated at fair value	(840)	-	-	98	-	(2)	-	(31)	92	(683)

Interest rate derivatives	899	27	12	15	(130)	-	-	419	(202)	1,040
Foreign exchange derivatives	81	-	-	(16)	2	5	-	(3)	(54)	15
Credit derivatives	1,370	-	3	(19)	(263)	-	-	(71)	-	1,020
Equity derivatives	(970)	67	(222)	11	78	-	-	(45)	(1)	(1,082)
Commodity derivatives	(5)	-	-	-	3	-	-	-	7	5
Net derivative financial instruments[1]	1,375	94	(207)	(9)	(310)	5	-	300	(250)	998

Assets and liabilities held for sale	574	-	(574)	-	-	-	-	-	-	-
Total	13,567	2,742	(2,476)	(1,732)	(215)	137	25	377	(325)	12,100

Net liabilities held for sale measured at fair value on non-recurring basis										(1,339)
Total										10,761

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £7,872m and derivative financial liabilities were £6,874m.

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Income statement		Other comprehensive income	Total
	Trading income	Other income
Half year ended 30.06.18	£m	£m	£m	£m
Trading portfolio assets	(3)	-	-	(3)
Financial assets at fair value through the income statement	(5)	116	-	111
Financial liabilities designated at fair value	18	-	-	18
Net derivative financial instruments	(155)	-	-	(155)
Total	(145)	116	-	(29)

Half year ended 30.06.17
Trading portfolio assets	(25)	-	-	(25)
Financial assets at fair value through the income statement	73	102	-	175
Available for sale investments	-	-	25	25
Financial liabilities designated at fair value	45	(2)	-	43
Net derivative financial instruments	(305)	-	-	(305)
Total	(212)	100	25	(87)

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Current year valuation and sensitivity methodologies are consistent with those described within Note 18, Fair value of financial instruments in the Barclays PLC Annual Report 2017.

Sensitivity analysis of valuations using unobservable inputs
	Favourable changes		Unfavourable changes
	Incomestatement	Equity	Incomestatement	Equity
As at 30.06.18	£m	£m	£m	£m
Interest rate derivatives	139	-	(201)	-
Foreign exchange derivatives	9	-	(14)	-
Credit derivatives	132	-	(78)	-
Equity derivatives	96	-	(97)	-
Commodity derivatives	1	-	(1)	-
Corporate debt	4	-	(4)	-
Non-asset backed loans	158	-	(473)	-
Asset backed securities	-	-	-	-
Equity cash products	93	-	(166)	-
Private equity investments	157	-	(172)	-
Other[1]	2	-	(2)	-
Total	791	-	(1,208)	-

As at 31.12.17
Interest rate derivatives	114	-	(138)	-
Foreign exchange derivatives	6	-	(6)	-
Credit derivatives	106	-	(79)	-
Equity derivatives	99	-	(99)	-
Commodity derivatives	3	-	(3)	-
Corporate debt	4	-	(3)	-
Non-asset backed loans	243	-	(468)	-
Asset backed securities	1	-	-	-
Equity cash products	12	24	(8)	(24)
Private equity investments	133	13	(138)	(13)
Other[1]	5	-	(5)	-
Total	726	37	(947)	(37)

Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.

The effect of stressing unobservable inputs to a range of reasonably possible alternatives alongside considering the impact of using alternative models, would be to increase fair values by up to £791m (December 2017: £763m) or to decrease fair values by up to £1,208m (December 2017: £984m) with substantially all the potential effect impacting profit and loss rather than reserves.

Significant unobservable inputs

The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 18, Fair value of financial instruments in the Barclays PLC Annual Report 2017. The description of the significant unobservable inputs and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs is also found in Note 18, Fair value of financial instruments of the Barclays PLC Annual Report 2017. Assets and liabilities included in disposal groups classified as held for sale are not included as these are measured at fair value on a non-recurring basis.

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	As at	As at
	30.06.18	31.12.17
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(402)	(391)
Uncollateralised derivative funding	(38)	(45)
Derivative credit valuation adjustments	(123)	(103)
Derivative debit valuation adjustments	184	131

  Exit price adjustments have increased £11m to £402m as a result of movements in market bid offer spreads
  Uncollateralised derivative funding decreased £7m to £38m as a result of changes in underlying derivative exposures
  Credit Valuation Adjustments (CVA) increased £20m to £123m as a result of widening in counterparty credit spreads
  Debit Valuation Adjustments (DVA) increased £53m to £184m as a result of widening in Barclays’ credit spreads

Portfolio exemption

The Barclays Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Barclays Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.

Unrecognised gains as a result of the use of valuation models using unobservable inputs

The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £138m (December 2017: £109m) for financial instruments measured at fair value and £246m (December 2017: £253m) for financial instruments carried at amortised cost. There are additions of £44m (December 2017: £34m) and amortisation and releases of £15m (December 2017: £104m) for financial instruments measured at fair value and additions of £6m (December 2017: £119m) and amortisation and releases of £13m (December 2017: £22m) for financial instruments carried at amortised cost.

Third party credit enhancements

Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on balance sheet value of these brokered certificates of deposit amounted to £3,862m (December 2017: £4,070m).

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with the Barclays PLC Annual Report 2017 disclosure.

The table on the next page summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Group’s balance sheet.

	As at 30.06.18
	Carrying amount	Fair value
Financial assets	£m	£m
Cash collateral and settlement balances	94,186	94,186
Loans and advances at amortised cost
- Home loans	148,597	146,829
- Credit cards, unsecured loans and other retail lending	51,866	54,428
- Finance lease receivables	3,120	3,222
- Corporate loans	117,384	115,017
Reverse repurchase agreements and other similar secured lending	694	694

Financial liabilities
Deposits at amortised cost
- Banks	(15,622)	(15,622)
- Current and demand accounts	(143,885)	(143,885)
- Savings accounts	(135,760)	(135,776)
- Other time deposits	(91,184)	(91,202)
Cash collateral and settlement balances	(85,254)	(85,254)
Repurchase agreements and other similar secured borrowing	(20,865)	(20,865)
Debt securities in issue	(78,404)	(79,006)
Subordinated liabilities	(20,095)	(20,979)

	As at 31.12.17
	Carrying amount	Fair value
Financial assets	£m	£m
Cash collateral and settlement balances	77,169	77,169
Loans and advances at amortised cost
- Home loans	147,002	145,262
- Credit cards, unsecured loans and other retail lending	55,767	55,106
- Finance lease receivables	2,854	2,964
- Corporate loans[1]	123,532	121,666
Reverse repurchase agreements and other similar secured lending	12,546	12,546
Assets included in disposal groups classified as held for sale	1,164	1,195

Financial liabilities
Deposits at amortised cost
- Banks	(12,153)	(12,159)
- Current and demand accounts	(145,950)	(145,927)
- Savings accounts	(134,339)	(134,369)
- Other time deposits	(106,259)	(106,324)
Cash collateral and settlement balances	(68,143)	(68,143)
Repurchase agreements and other similar secured borrowing	(40,338)	(40,338)
Debt securities in issue	(73,314)	(74,752)
Subordinated liabilities	(23,826)	(25,084)

Corporate loans as at 31 December 2017 include a Held to Maturity balance of £5.1bn.